DISCONTINUED OPERATIONS - LOSS OF CONTROL	12 Months Ended
Nov. 30, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS - LOSS OF CONTROL [Text Block]

3. DISCONTINUED OPERATIONS - LOSS OF CONTROL

During first two quarters of fiscal year ending November 30, 2023, the Company did a full review on UK Operations (PRT UK and Tetra Drones) to mitigate further losses on these subsidiaries. After months of discussion, the Board decided that to protect the interest of shareholders, the Company will be better off putting the UK subsidiaries under liquidation. Therefor on June 16, 2023, the Company announced its decision to close down previously controlled subsidiaries, PRT UK and Tetra Drones as a result of the move towards a drone management and monitoring solutions business. On July 6, 2023, pursuant to a special resolution by its Directors, PRT UK was wound up voluntarily and appointed liquidators in the UK for the purposes of such winding up. On September 4, 2023, pursuant to a special resolution by its Directors, Tetra Drones was also put into liquidation.

Similarly, due to difficulty in obtaining complete and accurate books and records, resignation of key management personnel in the US Subsidiary, on July 20, 2023, the Company announced that it has also ceased operations with its U.S. Subsidiary, PRT USA.

During the third quarter of fiscal year ending November 30, 2023, the Company determined that based on their decision to put PRT UK and Tetra Drones into liquidation and to cease operations with PRT USA, the Company no longer has control over the operations of the said subsidiaries and there is no intent from management to continue operating these businesses. The Company assessed the date of loss of control and determined it be December 1, 2022 as no reliable financial records and supporting documents were accessible from the three subsidiaries for financial reporting purposes subsequent to November 30, 2022.

Discontinued Operations

As a result of loss of control, the Company considered its PRT UK, PRT USA and Tetra Drones operations to have met the definition of discontinued operations and as such, assets, liabilities and results of operations that can be distinguished operationally and for financial reporting purposes from the rest of the Company have been terminated and reported separately in the financial statements.

A discontinued operation is a component of the Company that either has been abandoned, disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operation; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operation; or (iii) is a subsidiary acquired exclusively with a view to resell.

During the year ended November 30, 2023, the gain (loss) from discontinued operations - loss of control presented in the statement of loss and comprehensive loss is broken down as follows:

	Year ended November 30
	2023	2022	2021
Net Gain (Loss) from discontinued operations - loss of control	$995,142	$(1,949,330)	$(2,191,326)

The results of operations of PRT USA, PRT UK and Tetra Drones for the years ended November 30, 2023, 2022 and 2021 were presented separately as loss from discontinued operations of subsidiaries - loss of control in the consolidated statements of loss and comprehensive loss. The amounts are broken down as follows:

	For the years ended November 30
	2023	2022	2021
Sales	$-	$607,359	$184,396
Cost of sales	-	(191,175)	(103,109)
Gross Profit	-	416,184	81,287
OPERATING EXPENSES
General and administrative	-	1,519,539	1,074,492
Business development	-	62,763	200,465
Research and development	-	233,264	985,006
Total expenses	-	1,815,566	2,259,963
OTHER INCOME (EXPENSES)
Impairment loss on Demo Equipment	-	(236,677)	-
Impairment of intangible asset	-	(330,650)	-
Other Income	-	5,042	-
Gain on debt forgiveness	-	11,532	-
Foreign exchange gain (loss)	-	805	(12,650)
Total other income (expense)	-	(549,948)	(12,650)
Loss from discontinued operations	$-	$(1,949,330)	$(2,191,326)

After the loss of control, the Company also deconsolidated the net liabilities of the previously controlled subsidiaries for financial reporting purposes. The Company did not receive anything from the disposal of its investments. This then resulted in a gain from loss of control of subsidiaries for the year ended November 30, 2023.

Gain from loss of control of subsidiaries

The resulting gain from the loss of control of subsidiaries for the year ended November 30, 2023, is broken down as follows:

	PRT USA	PRT UK	Tetra Drones	Total
Net liabilities before loss of control of subsidiaries	$4,870,623	$1,481,194	$227,907	$6,579,724
Foreign currency translation adjustments	(123,484)	25,310	3,023	(95,151)
Less: Receivables from subsidiaries	(4,248,018)	(1,120,913)	(120,500)	(5,489,431)
Gain from loss of control of subsidiaries	$499,121	$385,591	$110,430	$995,142

(a) PRT USA

During the year ended November 30, 2023, following the loss of control over PRT USA, the Company derecognized its investment in this subsidiary. The Company has not received any consideration on the disposal of its investment. As such, the total carrying value of the net liabilities of PRT USA of $4,870,623 was recognized as a gain on loss of control of the subsidiaries in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023.

Additionally (or Further), as at November 30, 2023, the parent company had a receivable from PRT USA amounting to $4,248,018. Due to uncertainty surrounding collectability, the Company impaired this intercompany receivable and reported it as part of gain from loss of control in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023. After accounting for foreign exchange translation losses, the gain from loss of control recognized in the consolidated statements of loss and comprehensive loss amounted to $499,121 (2022 - $Nil).

As at
December 1, 2022

ASSETS
Current Assets
Cash, cash equivalents, and restricted cash	$9,700
Prepaid expenses	8,313
Account receivable	6,831
Inventories	2,163
Total current assets of discontinued operations	27,007
Non-current assets
Equipment	5,919
Right of use asset	38,189
Total non-current assets of discontinued operations	44,108
Assets of discontinued operations	$71,115
LIABILITIES
Liabilities
Accounts payable	$284,181
Lease liability	671,205
Due to related parties	4,608,071
Liabilities of discontinued operation	4,941,738

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$4,870,623
Receivable from PRT USA	(4,248,018)
Reclassification of foreign currency translation	(123,484)
Gain from loss of control of PRT USA	$499,121

(b)  PRT UK

During the year ended November 30, 2023, following the loss of control over PRT UK, the Company derecognized its investment in this subsidiary. The Company has not received any consideration on the disposal. As such, the total value of the net liabilities of PRT UK was recognized as a gain on loss of control of the subsidiaries in the consolidated statements of loss and comprehensive loss. As such, the total carrying value of the net liabilities of PRT UK of $1,481,194 was recognized as a gain on loss of control of the subsidiaries in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023.

Additionally, as at November 30, 2023, the parent company had a receivable from PRT UK amounting to $1,120,913. Due to uncertainty surrounding collectability, the Company impaired this intercompany receivable and reported it as part of gain from loss of control in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023. After accounting for foreign exchange translation gains, the gain from loss of control recognized in the consolidated statements of loss and comprehensive loss amounted to $385,591 (2022 - $Nil).

As at
December 1, 2022

ASSETS
Current Assets
Cash, cash equivalents, and restricted cash	$3,852
Prepaid expenses	8,983
Total current assets of discontinued operations	12,835
Non-current assets
Equipment	9,171
Right of use asset	24,686
Total non-current assets of discontinued operations	33,857
Assets of discontinued operations	$46,692
LIABILITIES
Current Liabilities
Accounts payable	$455,062
Current Lease Liability	26,456
Due to related parties	919,436
Deferred revenue	124,918
Liabilities of discontinued operations	$1,527,886

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$1,481,194
Receivable from PRT UK	(1,120,913)
Foreign exchange gains	25,310
Gain from loss of control of PRT UK	$385,591

(c)  Tetra Drones

On December 1, 2022, following the loss of control over Tetra Drones, the Company derecognized its investment in this subsidiary. The Company has not received any consideration on the disposal. As such, the total value of the net liabilities of Tetra Drones was recognized as a gain on loss of control of the subsidiaries in the consolidated statements of income (loss) and comprehensive income (loss). As such, the total carrying value of the net liabilities of PRT UK of $227,907 was recognized as a gain on loss of control of the subsidiaries in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023.

Additionally, as at November 30, 2023, the parent company had a receivable from Tetra Drones amounting to $120,500. Due to uncertainty surrounding collectability, the Company impaired this intercompany receivable and reported it as part of gain from loss of control in the consolidated statements of loss and comprehensive loss for the year ended November 30, 2023. After accounting for foreign exchange translation gains, the gain from loss of control recognized in the consolidated statements of loss and comprehensive loss amounted to $110,430 (2022 - $Nil).

As at
December 1, 2022
ASSETS
Current Assets
Sales tax receivable	$435
Total current assets of discontinued operations	435
Non-current assets
Equipment	9,982
Total non-current assets of discontinued operations	9,982
Assets of discontinued operations	$10,417
LIABILITIES
Current Liabilities
Bank Overdraft	$16,294
Accounts payable	12,043
Due to related parties	209,738
Loan payable - current	249
Liabilities of discontinued operations	$238,324

Carrying value of net liabilities immediately prior to loss of control of subsidiary	$227,907
Receivable from Tetra Drones	(120,500)
Foreign exchange gains	3,023
Gain from loss of control of Tetra Drones	$110,430